ACQUISITIONS AND DISPOSALS - Assets and Liabilities Disposed (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Nov. 18, 2020	Dec. 31, 2019
Disposal Group, Including Discontinued Operation, Unclassified Balance Sheet Disclosures [Abstract]
Cash and cash equivalents	$ 0		$ 4,290
Assets held for sale
Current assets held for sale	0		67,586
Long-term assets held for sale	0		66,021
Liabilities held for sale
Current liabilities held for sale	0		25,380
Long-term liabilities held for sale	$ 0		367
Discontinued Operations, Disposed of by Sale | Automotive Business
Disposal Group, Including Discontinued Operation, Unclassified Balance Sheet Disclosures [Abstract]
Cash and cash equivalents		$ 5,711	4,290
Accounts receivable		64,885	36,941
Inventories		11,521	17,957
Prepaids and other		289	8,398
Property and equipment, net		12,439	12,347
Operating lease right-of-use assets		0	143
Goodwill		54,497	53,214
Deferred income taxes		488	317
Assets held for sale		149,830	133,607
Accounts payable and accrued liabilities		25,877	23,960
Deferred revenue		794	1,420
Long term obligations		429	367
Liabilities held for sale		27,100	25,747
Assets held for sale
Current assets held for sale		149,830	67,586
Long-term assets held for sale		0	66,021
Assets held for sale		149,830	133,607
Liabilities held for sale
Current liabilities held for sale		27,100	25,380
Long-term liabilities held for sale		0	367
Liabilities held for sale		$ 27,100	$ 25,747